Equity - Other comprehensive income (Details) - COP ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Equity
Financial instruments measured at fair value	$ 883,112	$ (4,580,806)
Other comprehensive income
Equity
Foreign currency translation	19,275,938		$ 15,055,305
Hedge of a net investment in a foreign operation	(5,301,144)		(3,165,320)
Gains and loss on defined benefit obligation	(4,084,451)		(3,942,417)
Cash flow hedging - Future crude oil exports	(549,508)		601,744
Cash flow hedging - Derivative financial instruments	81,358		124,384
Financial instruments measured at fair value	717		952
Other comprehensive income attributable to owners of parent	$ 9,422,910		$ 8,674,648